Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Loss Per Share

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Net loss attributable to shareholders of Teekay Corporation	(54,757)	(114,738)	(160,180)

Weighted average number of common shares	72,066,008	70,457,968	69,263,369
Dilutive effect of stock-based compensation	—	—	—

Common stock and common stock equivalents	72,066,008	70,457,968	69,263,369

Loss per common share:
- Basic	(0.76)	(1.63)	(2.31)
- Diluted	(0.76)	(1.63)	(2.31)